Trade and Other Payables - Schedule of trade and other payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial liabilities [line items]
Trade payables	£ 7,849	£ 10,976
Other taxation and social security	14,836	18,412
Client volume discounts/rebates	14,810	20,078
Other liabilities	5,027	6,222
Accruals	50,129	57,100
Deferred income	4,176	6,147
Total trade and other payables	£ 96,827	£ 118,935	[1]

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).